Trade accounts and other payables	12 Months Ended
Dec. 31, 2021
Trade accounts and other payables
Trade accounts and other payables

Note 9 -Trade accounts and other payables

As of December 31, 2020 and 2021, trade and other payables consist of the following:

	December 31,	December 31,
	2021	2020
Accounts payable	$1,482,013	1,101,279
Salary payable	137,594	113,412
Other payable	476,416	89,349
Total payables	$2,096,023	$1,304,040